FINANCE (INCOME)/COSTS - NET (Tables)	12 Months Ended
Dec. 31, 2018
FINANCE (INCOME)/COSTS - NET [abstract]
Schedule of finance (income) cost
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Net foreign exchange gains/(loss)	6,374	(7,304)	1,044
Bank charges	(3,823)	(2,866)	(1,674)
	2,551	(10,170)	(630)